LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 166	$ 568	$ 226
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	800
Deposits made for severance payment obligations	389	381
2016	278
2017	45
2018	143
2019	367
2020	53
Thereafter (through 2025)	886
Total	1,772
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 261	251	$ 253
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%
Percentage of employees contribution, two	3.00%
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	$ 554	555
Severance payment expenses relating to contribution plans	$ 165	$ 174